Goodwill, Intangible and Long-Lived Assets (Details Textual) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill recognized			$ 19,848,000
Goodwill impairment	$ 0	$ 0	0
Accumulated impairment	8,904,000
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets for the year 2016	22,241,000
Amortization of finite-lived Intangible assets for the year 2017	16,825,000
Amortization of finite-lived Intangible assets for the year 2018	14,195,000
Amortization of finite-lived Intangible assets for the year 2019	11,131,000
Amortization of finite-lived Intangible assets for the year 2020	$ 10,951,000
Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Weighted average useful life of finite-lived intangible assets (in years)	7 years
Goodwill recognized		0	1,885,000
Global Finishes Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill recognized			17,963,000
Accumulated impairment	$ 791,000
Consumer Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Accumulated impairment	8,113,000
Customer Relationships [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets				$ 3,311,000
Trademarks [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Impairment of intangible assets	$ 0	0	0
Trademarks [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Finite-lived intangible assets				$ 1,385,000
Trademarks [Member] | Acquisition of Comex US Canada Business [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Indefinite-lived intangible assets acquired		$ 0	$ 466,000